Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts	Dec. 31, 2011 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	208	54
Recorded Investment	$ 8,879	$ 32,462
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	8	19
Recorded Investment	244	3,878
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10	5
Recorded Investment	2,113	2,353
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7	5
Recorded Investment	970	3,406
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	4
Recorded Investment	1,476	1,277
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	1
Recorded Investment	85	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	0
Recorded Investment	27
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	10
Recorded Investment	16	20,195
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	39	7
Recorded Investment	2,863	1,193
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5	1
Recorded Investment	70	50
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	9	2
Recorded Investment	272	44
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	123	0
Recorded Investment	743
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Recorded Investment	$ 0